UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) February 11, 2026

Alterna Tax Certificate Fund II LP 1

(Exact name of securitizer as specified in its charter)

025-01776	0001490101
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Albert Friedman,

(954) 703-2020, ext. 307

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

1

Alterna Tax Certificate Fund II LP is filing this Form ABS-15G in respect of the asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including: Alterna Funding III, LLC, ATCF II Alabama LLC, ATCF II Colorado-A LLC, ATCF II Connecticut LLC, ATCF II Florida-A LLC, ATCF II Florida-B LLC, ATCF II Florida-C LLC, ATCF II Illinois LLC, ATCF II Maryland LLC, ATCF II New Jersey LLC, ATCF II New York LLC, ATCF II DC LLC, and CHESWOLD (TL), LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Alterna Tax Certificate Fund II LP (Securitizer)

By:	/s/ Albert Friedman
Name: Albert Friedman
Title: Manager of Friedman Financial LLC, Manager of Alterna Tax Asset Group, LLC, General Partner of Securitizer

Date: February 11, 2026